Trade Accounts Receivable, Net - Changes in Allowance for Expected Credit Losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable, Net
Balance at the beginning of the period	$ 2,238	$ 1,951	$ 2,462
Allowance for the period	1,367	1,060	496
Addition Net Of Writ Offs Of Credit Losses Of Financial Assets	557	945	821
Addition from business combinations	3	166	0
Effects of changes in foreign exchange rates	(26)	6	(186)
Disposal of businesses	(490)	0	0
Balance at the end of the period		2,238	1,951
Trade receivables
Trade Accounts Receivable, Net
Balance at the beginning of the period	2,238	1,951
Additions (write-offs) of uncollectible accounts	(527)
Balance at the end of the period	$ 2,535	$ 2,238	$ 1,951